Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Revenues:
Gross premiums written	$ 239,100		$ 160,977		$ 738,245		$ 530,061		$ 767,678	$ 640,990
Change in gross unearned premiums	(17,151)		4,384		(82,401)		(47,686)		(85,462)	(50,475)
Gross premiums earned	221,949		165,361		655,844		482,375		682,216	590,515
Ceded premiums earned	(169,950)		(124,897)		(472,275)		(362,109)		(500,161)	(410,253)
Net premiums earned	51,999		40,464		183,569		120,266		182,055	180,262
Policy fees	2,805		1,928		7,976		5,656		7,393	7,055
Net investment income	6,906		3,757		15,788		10,419		14,180	12,653
Net realized gains (losses) on investments	41		18		542		103		119	(22)
Other income	275		376		536		791		607	923
Total revenues	62,026		46,543		208,411		137,235		204,354	200,871
Expenses:
Losses and loss adjustment expenses, net	29,652		25,017		71,702		58,024		90,832	86,749
Policy acquisition expenses	6,254		7,790		15,642		19,695		31,532	35,255
General and administrative expenses	7,347		7,185		35,287		19,224		30,951	34,112
Total expenses	43,253		39,992		122,631		96,943		153,315	156,116
Income before income taxes	18,773		6,551		85,780		40,292		51,039	44,755
Income tax expense	5,610		2,038		7,027		8,948		11,297	6,958
Net income	13,163		4,513		78,753		31,344		39,742	37,797
Other comprehensive income:
Unrealized holding gains on available-for-sale securities, net of taxes	774		1,043		2,463		1,230		802	2,203
Reclassification adjustment for net realized gains (losses), net of taxes	(32)		(14)		(407)		(81)		(94)	17
Total other comprehensive income	742		1,029		2,056		1,149		708	2,220
Comprehensive income	$ 13,905		$ 5,542		$ 80,809		$ 32,493		$ 40,450	$ 40,017
Earnings per unit:
Basic earnings per share (in dollars per share)	$ 0.67	[1]	$ 0.33	[1]	$ 4.66	[1]	$ 2.32	[1]	$ 309.45	$ 293.85
Diluted earnings per share (in dollars per share)	$ 0.67	[1]	$ 0.33	[1]	$ 4.66	[1]	$ 2.32	[1]	$ 309.45	$ 293.85
Weighted average shares outstanding - basic (in shares)	19,572,595	[1]	12,904,495	[1]	16,446,038	[1]	12,904,495	[1]	122,900	122,900
Weighted average shares outstanding - diluted (in shares)	19,572,595	[1]	12,904,495	[1]	16,446,038	[1]	12,904,495	[1]	122,900	122,900

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of American Integrity Insurance Group, Inc. as a result of the Corporate Contribution. See Note 1 — “Nature of Operations and Basis of Presentation” and Note 13 — “Earnings Per Share.”